CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation			£ 2,405	£ 2,370	£ 2,380
Revaluation of investment properties			(139)	(230)	83
Allowance for loan losses			937	688	752
Write-off of allowance for loan losses, net of recoveries			(1,025)	(1,061)	(1,272)
Impairment charge relating to undrawn balances			(73)	(9)	(13)
Impairment of available-for-sale financial assets			1,023
Change in insurance contract liabilities			(4,547)	9,168	14,084
Other provision movements			(518)	(8)	(27)
Net charge (credit) in respect of defined benefit schemes			405	369	287
Impact of consolidation and deconsolidation of OEICs	[1]				(3,157)
Unwind of discount on impairment allowances			(44)	(23)	(32)
Foreign exchange impact on balance sheet	[2]		191	125	(155)
Loss on ECN transactions					721
Interest expense on subordinated liabilities			1,388	1,436	1,864
Net gain on sale of available-for-sale financial assets through other comprehensive income			(275)	(446)	(575)
Hedging valuation adjustments on subordinated debt			(429)	(327)	153
Value of employee services			260	414	309
Transactions in own shares			40	(411)	(175)
Accretion of discounts and amortisation of premiums and issue costs			1,947	1,701	465
Share of post-tax results of associates and joint ventures			(9)	(6)	1
Transfers to income statement from reserves			(701)	(650)	(557)
Other non-cash items			(34)		(17)
Total non-cash items			1,098	15,154	17,474
Contributions to defined benefit schemes		£ (1,050)	(868)	(587)	(630)
Payments in respect of payment protection insurance provision			(2,104)	(1,657)	(2,200)
Payments in respect of other regulatory provisions			(1,032)	(928)	(761)
Other			14		2
Total other items			(3,990)	(3,172)	(3,589)
Non-cash and other items			(2,892)	11,982	13,885
Payment Protection Insurance [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year			750	1,300	1,350
Other regulatory provisions [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year			600	865	1,085
Loans and Receivables [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses			1,024	691	592
Financial assets available-for-sale, category [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets			(14)	6	173
Disposal Of Tangible Fixed Assets [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets			£ (104)	£ (120)	£ (93)

[1]	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unitholders; and changes in funds consolidated represent a non-cash movement on the balance sheet.
[2]	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.